Schedule of Warrant Liability (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Warrant liability	$ 1,513,187	$ 1,151,838
Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant liability	32,941	30,588
Trading And Overallotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant liability	1,207,500	$ 1,121,250
Offering Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant liability	$ 272,746